Variable Interest Entities - Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Assets
Cash and cash equivalents	$ 1,429		$ 465
Short-term investments	3		0
Accounts receivable	1,004		1,005
Inventory, net	154		169
Other current assets	36		29
Licenses	2,638		2,480
Property, plant and equipment, net	3,972		3,527
Operating lease right-of-use assets	998		972
Other assets and deferred charges	652		607
Total assets	12,525	[1]	10,781	[1]	$ 9,783
Liabilities
Current liabilities	1,153		962
Long-term operating lease liabilities	940		931
Other deferred liabilities and credits	541		481
Consolidated Variable Interest Entities
Assets
Cash and cash equivalents	18		19
Short-term investments	3		0
Accounts receivable	638		637
Inventory, net	3		5
Other current assets	21		7
Licenses	637		647
Property, plant and equipment, net	99		95
Operating lease right-of-use assets	37		42
Other assets and deferred charges	347		347
Total assets	1,803		1,799
Liabilities
Current liabilities	26		30
Long-term operating lease liabilities	34		39
Other deferred liabilities and credits	19		13
Total liabilities	$ 79		$ 82

[1]	The consolidated total assets as of December 31, 2020 and 2019, include assets held by consolidated variable interest entities (VIEs) of $1,042 million and $915 million, respectively, which are not available to be used to settle the obligations of TDS. The consolidated total liabilities as of December 31, 2020 and 2019, include certain liabilities of consolidated VIEs of $18 million and $20 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of TDS. See Note 15 — Variable Interest Entities for additional information.